Shareholder Report, Holdings (Details) - C000015666	Apr. 30, 2025
LeMaitre Vascular8658488
Holdings [Line Items]
Percent of Total Investments	3.00%
ADMA Biologics8658370
Holdings [Line Items]
Percent of Total Investments	2.90%
Healthcare Services Group8658471
Holdings [Line Items]
Percent of Total Investments	2.40%
Lincoln Educational Services8658492
Holdings [Line Items]
Percent of Total Investments	2.30%
Construction Partners8658416
Holdings [Line Items]
Percent of Total Investments	2.30%
ANI Pharmaceuticals8658383
Holdings [Line Items]
Percent of Total Investments	2.20%
Federal Agricultural Mortgage8658442
Holdings [Line Items]
Percent of Total Investments	2.20%
Huron Consulting Group8658478
Holdings [Line Items]
Percent of Total Investments	2.20%
Genius Sports8658453
Holdings [Line Items]
Percent of Total Investments	2.20%
Pennant Group8658537
Holdings [Line Items]
Percent of Total Investments	2.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.60%